Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail) - The Company Option Plans [member] $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 TWD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	188,101	212,240	81,262
Options granted | shares	0	0	150,000
Number of options, expired | shares	(213)	0	0
Number of options, forfeited | shares	(3,765)	(5,873)	(1,471)
Number of options, exercised | shares	(32,981)	(18,266)	(17,551)
Number of options, Ending balance | shares	151,142	188,101	212,240
Number of options, exercisable, end of year | shares	66,837	44,242	62,505
Weighted average exercise price, Beginning balance | $ / shares	$ 89.6	$ 89.1	$ 50.2
Options granted | $ / shares	0	0	107
Weighted average exercise price, Options expired | $ / shares	73	0	0
Weighted average exercise price, Options forfeited | $ / shares	93.5	103.7	66.9
Weighted average exercise price, Options exercised | $ / shares	79.1	48	50.9
Weighted average exercise price, Ending balance | $ / shares	87.8	89.6	89.1
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 72.9	$ 44.3	$ 46.5
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $			$ 29.7
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $			$ 35.1